Disposals and impairment (Tables)	12 Months Ended
Dec. 31, 2021
Impairment Of Assets [Abstract]
Summary of amounts recognized in the income statement in respect of disposals and impairments
The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2021	2020	2019
Gains on sale of businesses and fixed assets
gas & low carbon energy	1,034	—	—
oil production & operations	869	360	143
customers & products	(52)	2,320	50
other businesses & corporate	25	194	—
	1,876	2,874	193

			$ million
	2021	2020	2019
Losses on sale of businesses and fixed assets, and closures
gas & low carbon energy	1	9	884
oil production & operations	86	375	409
customers & products	142	296	57
other businesses & corporate	1	1	9
	230	681	1,359
Impairment losses
gas & low carbon energy	834	6,214	387
oil production & operations	1,617	6,723	6,365
customers & products	962	840	65
other businesses & corporate	63	12	30
	3,476	13,789	6,847
Impairment reversals
gas & low carbon energy	(2,338)	(3)	—
oil production & operations	(2,479)	(86)	(131)
customers & products	(7)	—	—
other businesses & corporate	(3)	—	—
	(4,827)	(89)	(131)
Impairment and losses on sale of businesses and fixed assets, and closures	(1,121)	14,381	8,075

Summary of disposal proceeds and principal gains and losses on disposals by segment
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2021	2020	2019
Proceeds from disposals of fixed assets	1,145	491	500
Proceeds from disposals of businesses, net of cash disposed	5,812	4,989	1,701
	6,957	5,480	2,201
By business
gas & low carbon energy	2,425	38	565
oil production & operations	3,022	1,157	1,472
customers & products	1,050	3,959	152
other businesses & corporate	460	326	12
	6,957	5,480	2,201

Summary financial information relating to the sale of business

			$ million
	2021	2020	2019

Non-current assets	1,620	9,092	1,653
Current assets	69	1,539	507
Non-current liabilities	(287)	(1,639)	(257)
Current liabilities	(3)	(782)	(108)
Total carrying amount of net assets disposed	1,399	8,210	1,795
Recycling of foreign exchange on disposal	35	(328)	880
Costs on disposal	(5)	13	190
	1,429	7,895	2,865
Gains (losses) on sale of businesses	1,632	2,570	(1,190)
Total consideration	3,061	10,465	1,675
Non-cash consideration	(108)	(219)	(938)
Consideration received (receivable)[a]	2,859	(5,257)	964
Proceeds from the sale of businesses, net of cash disposed[b]	5,812	4,989	1,701
[a] In 2019 $633 million relates to deposits received in advance of the disposal of our Alaska business and certain assets in our BPX business.
[b] Proceeds are stated net of cash and cash equivalents disposed of $2 million (2020 $101 million and 2019 $30 million).